Basis of Preparation (Details)		12 Months Ended
	May 13, 2021 shares	Oct. 31, 2021
Disclosure of subsidiaries [line items]
Reverse share split ratio	0.67
Shares issued	690,834,719
Shares outstanding	46,055,653
Canna Cabana Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
2680495 Ontario Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
2686068 Ontario inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Saturninus Partners GP
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		50.00%
Valiant Distribution Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Meta Growth Corp.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
NAC Thompson North Ltd. Partnership
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		49.00%
NAC OCN Ltd. Partnership
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		49.00%
HT Global Imports Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
High Tide BV (Grasscity)
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Valiant Distributions Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Smoke Cartel, Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Fab Nutrition, LLC
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		80.00%
DHC Supply LLC
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
DS Distribution Inc.
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		100.00%
Enigmaa Ltd
Disclosure of subsidiaries [line items]
Proportion of interest held in subsidiary		80.00%